Quarterly Holdings Report
for
Fidelity® Worldwide Fund
July 31, 2023
WLD-NPRT3-0923
1.804829.119
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 1.4%
Aub Group Ltd.	257,900	4,968,277
carsales.com Ltd.	544,560	9,093,314
Flutter Entertainment PLC (a)	35,700	7,105,999
Lovisa Holdings Ltd.	357,317	5,148,211
National Storage REIT unit	4,853,097	7,562,795
TOTAL AUSTRALIA		33,878,596
Austria - 0.3%
Wienerberger AG	203,600	6,675,452
Belgium - 0.4%
Azelis Group NV	231,900	5,991,890
UCB SA	60,600	5,365,023
TOTAL BELGIUM		11,356,913
Canada - 3.7%
Canada Goose Holdings, Inc. (a)	49,800	908,647
Constellation Software, Inc.	3,700	7,817,125
Definity Financial Corp.	144,900	3,647,087
Franco-Nevada Corp.	32,900	4,800,833
PrairieSky Royalty Ltd.	2,744,700	54,554,724
Quebecor, Inc. Class B (sub. vtg.)	230,500	5,642,544
Shopify, Inc. Class A (a)	211,000	14,259,380
TOTAL CANADA		91,630,340
China - 1.6%
Centre Testing International Group Co. Ltd. (A Shares)	2,106,400	5,927,457
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,765,428
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,013,500	7,385,114
Tencent Holdings Ltd.	182,800	8,401,699
Trip.com Group Ltd. ADR (a)	160,600	6,591,024
ZTO Express, Inc. sponsored ADR	220,100	6,118,780
TOTAL CHINA		39,189,502
Denmark - 1.3%
Carlsberg A/S Series B	34,800	5,219,435
DSV A/S	38,284	7,665,386
GN Store Nord A/S (a)	379,775	10,150,831
Novo Nordisk A/S Series B	60,000	9,675,134
TOTAL DENMARK		32,710,786
Finland - 0.4%
Nanoform Finland PLC (a)	754,800	1,514,572
Olvi Oyj (A Shares)	86,661	2,758,465
Sampo Oyj (A Shares)	159,551	7,032,841
TOTAL FINLAND		11,305,878
France - 1.7%
Dassault Aviation SA	15,500	3,011,366
L'Oreal SA	31,000	14,424,560
LVMH Moet Hennessy Louis Vuitton SE	20,927	19,436,327
Pernod Ricard SA	26,100	5,756,608
TOTAL FRANCE		42,628,861
Germany - 1.2%
DHL Group	204,311	10,495,178
Gerresheimer AG	30,000	3,552,485
Instone Real Estate Group BV (b)	332,488	2,314,062
Nexus AG	46,000	2,938,524
Siemens Healthineers AG (b)	63,100	3,664,570
Stabilus Se	118,586	6,760,478
TOTAL GERMANY		29,725,297
Hong Kong - 1.3%
AIA Group Ltd.	761,327	7,616,880
Hong Kong Exchanges and Clearing Ltd.	170,174	7,109,040
Prudential PLC	1,366,086	18,969,923
TOTAL HONG KONG		33,695,843
Hungary - 0.1%
Richter Gedeon PLC	86,900	2,192,102
India - 0.2%
HDFC Bank Ltd.	212,324	4,263,089
Pine Labs Private Ltd. (a)(c)(d)	792	423,134
TOTAL INDIA		4,686,223
Indonesia - 0.7%
PT Bank Central Asia Tbk	20,561,200	12,441,708
PT Bank Rakyat Indonesia (Persero) Tbk	13,089,900	4,904,372
TOTAL INDONESIA		17,346,080
Ireland - 0.3%
Cairn Homes PLC	3,276,700	3,990,690
Irish Residential Properties REIT PLC	2,591,367	2,758,033
TOTAL IRELAND		6,748,723
Italy - 1.0%
BFF Bank SpA (b)	1,389,790	15,678,040
Prada SpA	305,794	2,166,346
Recordati SpA	128,200	6,617,880
TOTAL ITALY		24,462,266
Japan - 4.6%
FUJIFILM Holdings Corp.	87,992	5,100,833
Funai Soken Holdings, Inc.	8,800	162,992
GMO Internet, Inc.	300,866	5,964,872
Hitachi Ltd.	190,900	12,476,633
Hoya Corp.	63,443	7,371,545
Iriso Electronics Co. Ltd.	204,185	5,662,038
Katitas Co. Ltd.	257,600	4,729,562
Keyence Corp.	22,340	10,012,290
Minebea Mitsumi, Inc.	352,600	6,513,428
NOF Corp.	130,000	5,602,432
PALTAC Corp.	130,991	4,396,598
Pan Pacific International Holdings Ltd.	335,900	6,632,293
Renesas Electronics Corp. (a)	226,031	4,361,006
Shin-Etsu Chemical Co. Ltd.	262,015	8,632,046
Sony Group Corp.	116,703	10,931,132
Tsuruha Holdings, Inc.	85,000	6,521,456
USS Co. Ltd.	324,600	5,619,722
ZOZO, Inc.	129,400	2,521,329
TOTAL JAPAN		113,212,207
Kenya - 0.0%
Safaricom Ltd.	5,920,700	701,682
Luxembourg - 0.1%
Novem Group SA	292,876	3,509,987
Netherlands - 1.8%
Argenx SE ADR (a)	29,000	14,629,920
ASML Holding NV:
(depository receipt)	4,000	2,865,640
(Netherlands)	23,800	17,047,198
BE Semiconductor Industries NV	39,000	4,658,966
IMCD NV	32,351	4,906,871
TOTAL NETHERLANDS		44,108,595
Norway - 1.1%
Kongsberg Gruppen ASA	140,000	6,069,630
Schibsted ASA:
(A Shares)	71,700	1,535,865
(B Shares)	502,297	9,857,561
TGS ASA	696,049	9,278,318
TOTAL NORWAY		26,741,374
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(d)	139,553	51,541
Spain - 0.9%
Amadeus IT Holding SA Class A	106,396	7,629,592
CaixaBank SA	1,697,900	6,868,346
Cie Automotive SA	230,635	7,222,049
TOTAL SPAIN		21,719,987
Sweden - 3.6%
Addlife AB	783,810	6,381,338
Autoliv, Inc. (depository receipt)	76,777	7,647,504
Dustin Group AB (a)(b)	2,591,588	6,755,698
Evolution AB (b)	73,007	9,002,421
Haypp Group (a)	525,000	2,493,730
Hemnet Group AB	984,130	17,436,184
HEXPOL AB (B Shares)	850,359	9,233,549
INVISIO AB	157,312	3,272,850
JM AB (B Shares)	334,900	5,262,242
Kry International AB (a)(c)(d)	489	27,619
Sandvik AB	373,157	7,579,131
Stillfront Group AB (a)	604,994	1,119,018
Swedbank AB (A Shares)	727,850	13,341,566
TOTAL SWEDEN		89,552,850
Taiwan - 0.1%
E Ink Holdings, Inc.	288,000	2,058,058
United Kingdom - 3.6%
AstraZeneca PLC (United Kingdom)	104,843	15,063,452
Beazley PLC	983,900	6,925,844
Clarkson PLC	166,062	5,945,927
Diageo PLC	263,073	11,481,109
Endava PLC ADR (a)	72,400	3,798,104
Harbour Energy PLC	1,486,871	5,085,289
Hiscox Ltd.	563,376	7,801,263
Lancashire Holdings Ltd.	1,178,720	9,030,881
NatWest Group PLC	656,731	2,061,506
RS GROUP PLC	303,095	3,051,913
Sabre Insurance Group PLC (b)	6,755,301	11,963,793
WH Smith PLC	329,610	6,315,465
Zegona Communications PLC (a)	30,559	14,707
TOTAL UNITED KINGDOM		88,539,253
United States of America - 66.8%
Adobe, Inc. (a)	37,000	20,208,290
Advanced Micro Devices, Inc. (a)	400,000	45,760,000
AEHR Test Systems (a)	14,000	730,240
Alphabet, Inc. Class A (a)	570,000	75,650,400
Amazon.com, Inc. (a)	536,000	71,652,480
Apple, Inc.	412,000	80,937,400
Arthur J. Gallagher & Co.	7,000	1,503,600
BJ's Wholesale Club Holdings, Inc. (a)	22,000	1,458,820
Boston Scientific Corp. (a)	143,000	7,414,550
Broadcom, Inc.	20,000	17,973,000
Cadence Design Systems, Inc. (a)	18,000	4,212,180
Celsius Holdings, Inc. (a)	50,000	7,235,000
Chart Industries, Inc. (a)(e)	96,000	17,487,360
Chubb Ltd.	28,600	5,846,126
Crane Nxt Co.	26,000	1,537,900
CSX Corp.	204,000	6,797,280
Deckers Outdoor Corp. (a)	77,255	42,002,771
Eaton Corp. PLC	266,000	54,615,120
Eli Lilly & Co.	175,000	79,546,250
First Solar, Inc. (a)	66,000	13,688,400
Fiserv, Inc. (a)	602,201	76,003,788
Gartner, Inc. (a)	13,000	4,596,670
General Electric Co.	52,000	5,940,480
Hubbell, Inc. Class B	47,000	14,664,000
ICON PLC (a)	21,800	5,480,738
Ingersoll Rand, Inc.	111,000	7,244,970
Intuitive Surgical, Inc. (a)	26,000	8,434,400
J.B. Hunt Transport Services, Inc.	139,000	28,347,660
Jabil, Inc.	7,000	774,690
KBR, Inc.	354,000	21,767,460
Knight-Swift Transportation Holdings, Inc. Class A	53,100	3,225,825
Lattice Semiconductor Corp. (a)	322,000	29,282,680
Legend Biotech Corp. ADR (a)	143,000	10,799,360
LGI Homes, Inc. (a)	45,000	6,243,750
Littelfuse, Inc.	4,000	1,218,400
lululemon athletica, Inc. (a)	7,800	2,952,534
Marsh & McLennan Companies, Inc.	22,000	4,145,240
Marvell Technology, Inc.	79,900	5,203,887
Meta Platforms, Inc. Class A (a)	391,000	124,572,600
Micron Technology, Inc.	332,000	23,701,480
Microsoft Corp.	416,000	139,742,719
Monolithic Power Systems, Inc.	22,000	12,308,780
Moody's Corp.	34,000	11,993,500
MSC Industrial Direct Co., Inc. Class A	26,000	2,623,920
Netflix, Inc. (a)	40,000	17,558,800
nVent Electric PLC	28,000	1,480,640
NVIDIA Corp.	267,000	124,766,430
Oracle Corp.	380,000	44,547,400
Parker Hannifin Corp.	72,000	29,520,720
Patrick Industries, Inc.	82,491	7,139,596
RHI Magnesita NV	83,122	3,187,438
Rivian Automotive, Inc. (a)	82,000	2,266,480
Roche Holding AG (participation certificate)	48,651	15,084,314
S&P Global, Inc.	208,628	82,305,832
Salesforce, Inc. (a)	189,000	42,526,890
Sherwin-Williams Co.	35,000	9,677,500
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,000	611,380
Stripe, Inc. Class B (a)(c)(d)	10,000	201,300
Teradyne, Inc.	192,000	21,684,480
Tesla, Inc. (a)	145,000	38,777,350
The Boeing Co. (a)	36,000	8,598,600
The Travelers Companies, Inc.	27,339	4,718,985
TJX Companies, Inc.	78,000	6,749,340
TransDigm Group, Inc.	6,000	5,398,320
UiPath, Inc. Class A (a)	102,000	1,844,160
Union Pacific Corp.	25,000	5,800,500
United Airlines Holdings, Inc. (a)	63,000	3,421,530
United Rentals, Inc.	43,000	19,981,240
UnitedHealth Group, Inc.	42,000	21,267,540
Viking Therapeutics, Inc. (a)	185,655	2,691,998
Visa, Inc. Class A	70,000	16,641,100
Wells Fargo & Co.	227,000	10,478,320
TOTAL UNITED STATES OF AMERICA		1,656,454,881
TOTAL COMMON STOCKS (Cost $1,828,041,903)		2,434,883,277

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	14,425	3,458,394
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	138,905	1,087,626
		4,546,020
Ireland - 0.0%
Circle Internet Financial Ltd. Series F (a)(c)(d)	23,730	534,162
United States of America - 0.0%
Instacart, Inc. Series I (a)(c)(d)	8,000	360,800
Stripe, Inc. Series H (a)(c)(d)	29,122	586,226
		947,026
TOTAL CONVERTIBLE PREFERRED STOCKS		6,027,208
Nonconvertible Preferred Stocks - 0.1%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(c)(d)	1,892	1,010,820
Series A (a)(c)(d)	473	252,705
Series B (a)(c)(d)	514	274,610
Series B2 (a)(c)(d)	416	222,252
Series C (a)(c)(d)	774	413,517
Series C1 (a)(c)(d)	163	87,084
Series D (a)(c)(d)	174	92,961
		2,353,949
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	2,824	159,503
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,513,452
TOTAL PREFERRED STOCKS (Cost $9,655,877)		8,540,660

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	39,742,762	39,750,710
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	12,458,429	12,459,675
TOTAL MONEY MARKET FUNDS (Cost $52,206,922)		52,210,385

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,889,904,702)	2,495,634,322
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(15,360,015)
NET ASSETS - 100.0%	2,480,274,307

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,378,584 or 2.0% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,192,713 or 0.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

Circle Internet Financial Ltd. Series F	5/09/22	999,982

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Instacart, Inc. Series I	2/26/21	1,000,000

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	15,584,500	717,936,769	693,770,559	978,580	81	(81)	39,750,710	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	7,256,240	166,184,168	160,980,733	79,414	-	-	12,459,675	0.0%
Total	22,840,740	884,120,937	854,751,292	1,057,994	81	(81)	52,210,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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